Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Initial Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Peter Dixon has replaced Gordon Scott as the portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
VIP Consumer Discretionary Portfolio	none
VIP Consumer Staples Portfolio	none
VIP Energy Portfolio	none
VIP Financial Services Portfolio	none
VIP Health Care Portfolio	none
VIP Industrials Portfolio	none
VIP Materials Portfolio	none
VIP Technology Portfolio	none
VIP Telecommunications Portfolio	none
VIP Utilities Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
VIP Consumer Discretionary Portfolio	none	none	none	none	none
VIP Consumer Staples Portfolio	none	none	none	none	none
VIP Energy Portfolio	none	none	none	none	none
VIP Financial Services Portfolio	none	none	none	none	none
VIP Health Care Portfolio	none	none	none	none	none
VIP Industrials Portfolio	none	none	none	none	none
VIP Materials Portfolio	none	none	none	none	none
VIP Technology Portfolio	none	none	none	none	none
VIP Telecommunications Portfolio	none	none	none	none	none
VIP Utilities Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001-$50,000	over $100,000	over $100,000
VIPFCB-14-02  December 16, 2014
1.782383.124

The following information supplements similar information found in the "Management Contracts" section beginning on page 42.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes VIP Consumer Discretionary Portfolio ($105 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Peter Dixon	VIP Consumer Discretionary Portfolio	none

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Investor Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Peter Dixon has replaced Gordon Scott as the portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
VIP Consumer Discretionary Portfolio	none
VIP Consumer Staples Portfolio	none
VIP Energy Portfolio	none
VIP Financial Services Portfolio	none
VIP Health Care Portfolio	none
VIP Industrials Portfolio	none
VIP Materials Portfolio	none
VIP Technology Portfolio	none
VIP Telecommunications Portfolio	none
VIP Utilities Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
VIP Consumer Discretionary Portfolio	none	none	none	none	none
VIP Consumer Staples Portfolio	none	none	none	none	none
VIP Energy Portfolio	none	none	none	none	none
VIP Financial Services Portfolio	none	none	none	none	none
VIP Health Care Portfolio	none	none	none	none	none
VIP Industrials Portfolio	none	none	none	none	none
VIP Materials Portfolio	none	none	none	none	none
VIP Technology Portfolio	none	none	none	none	none
VIP Telecommunications Portfolio	none	none	none	none	none
VIP Utilities Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001-$50,000	over $100,000	over $100,000
VIPINVFB-14-02  December 16, 2014
1.827184.118

The following information supplements similar information found in the "Management Contracts" section beginning on page 43.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes VIP Consumer Discretionary Portfolio ($105 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2014
Peter Dixon	VIP Consumer Discretionary Portfolio	none

Supplement to the

Fidelity® Variable Insurance Products

Real Estate Portfolio

Investor Class

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
VIP Real Estate Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
VIP Real Estate Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001-$50,000	over $100,000	over $100,000
VIPREB-INV-14-01  December 16, 2014
1.966872.101

Supplement to the

Fidelity® Variable Insurance Products

Energy Portfolio

Service Class 2

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
VIP Energy Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
VIP Energy Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001-$50,000	over $100,000	over $100,000
VNR2B-14-01  December 16, 2014
1.833012.107

Supplement to the

Fidelity® Variable Insurance Products

Real Estate Portfolio

Initial Class, Service Class, and Service Class 2

A Fund of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
VIP Real Estate Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
VIP Real Estate Portfolio	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001-$50,000	over $100,000	over $100,000
VREAB-14-01  December 16, 2014
1.966871.101